FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Assets	$ 45,286	$ 45,965
Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	318
Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	102
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	216
Carrying amount
Disclosure of fair value measurement of assets [abstract]
Financial assets	519	1,529
Financial liabilities	5,406	6,344
Carrying amount | Debt
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	4,774	4,782
Carrying amount | Other Liabilities1 [Member]
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	632	1,562
Carrying amount | Other investments
Disclosure of fair value measurement of assets [abstract]
Financial assets	102	112
Carrying amount | Other assets
Disclosure of fair value measurement of assets [abstract]
Financial assets	417	1,358
Carrying amount | Derivatives
Disclosure of fair value measurement of assets [abstract]
Financial assets	0	59
At fair value [member]
Disclosure of fair value measurement of assets [abstract]
Financial assets	519	1,529
Financial liabilities	5,572	6,484
At fair value [member] | Debt
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	4,940	4,922
At fair value [member] | Other Liabilities1 [Member]
Disclosure of fair value measurement of assets [abstract]
Financial liabilities	632	1,562
At fair value [member] | Other investments
Disclosure of fair value measurement of assets [abstract]
Financial assets	102	112
At fair value [member] | Other assets
Disclosure of fair value measurement of assets [abstract]
Financial assets	417	1,358
At fair value [member] | Derivatives
Disclosure of fair value measurement of assets [abstract]
Financial assets	0	$ 59
Level 1 of fair value hierarchy [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	102
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	102
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	216
Significant other observable inputs (Level 2) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	216
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [abstract]
Assets	$ 0